Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

34. RELATED PARTY TRANSACTIONS
A) Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2023	2022
Salaries, Director Fees and Other Short-Term Benefits	40	40
Pension and Post-Employment Benefits	3	4
Stock-Based Compensation	40	140
Termination Benefits	—	3
	83	187
B) Other Related Party Transactions
Transactions with HMLP are related party transactions as the Company has a 35 percent ownership interest (see Note 21). As the operator of the assets held by HMLP, Cenovus provides management services for which it recovers shared service costs.
The Company is also the contractor for HMLP and constructs its assets based on fixed price contracts or on a cost recovery basis with certain restrictions. For the year ended December 31, 2023, the Company charged HMLP $160 million (2022 – $188 million) for construction costs and management services.
The Company pays an access fee to HMLP for pipeline systems that are used by Cenovus’s blending business. Cenovus also pays HMLP for transportation and storage services. For the year ended December 31, 2023, the Company incurred costs of $295 million (2022 – $263 million) for the use of HMLP’s pipeline systems, as well as transportation and storage services.